Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued liabilities and other payables [Abstract]
Accrued liabilities and other payables	$ 25,741,789	$ 11,440,174
Accrued interest	520,304	462,304
Other	1,269,240	249,155
Accrued liabilities and other payables	$ 27,531,333	$ 12,151,633